Nature of Operations (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Nov. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (3,224,449)	$ (3,149,588)
Accumulated deficit	(88,845,388)		$ (85,620,939)
Working capital deficiency	$ (260,468)		$ (3,408,814)